Equity Incentive Programs (Equity Incentive Programs and Compensation Expense) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock reserved (in shares)									7,871,652
Stock option exercise price floor of fair market value of class A common stock	100.00%
Shares available for issuance (in shares)						2,400,763
Compensation expense recognized		$ 4.6	$ 4.2	$ 13.2	$ 13.5	$ 18.6	$ 13.4	$ 14.9
Estimated future compensation expense	22.0	22.0		22.0
Estimated future compensation expense within one year	4.2	4.2		4.2
Estimated future compensation expense within two years	10.7	10.7		10.7
Estimated future compensation expense within three years	6.2	6.2		6.2
Estimated future compensation expense within four years	0.9	0.9		0.9
Tax benefit on stock option activity				0.9	(0.5)	(2.2)	(4.1)	(0.9)
Stock Option Plan, Omnibus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock reserved (in shares)	7,871,652	7,871,652		7,871,652
Shares available for issuance (in shares)	1,771,669	1,771,669		1,771,669
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated future compensation expense	1.5	1.5		1.5		7.8
Estimated future compensation expense within one year	1.3	1.3		1.3
Estimated future compensation expense within two years	$ 0.2	$ 0.2		$ 0.2